Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Trade and other current payables [abstract]
Trade payables	€ 10,112	€ 7,666
Accrued liabilities	10,581	17,540
Total	€ 20,693	€ 25,206	[1]	€ 13,056

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities